Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
Other Current Liabilities

6.  Other Current Liabilities

	December 31,
	2011	2012
	RMB
Payable for property and equipment	9,752	17,704
Accrued utility costs	6,198	6,904
Other taxes payable	10,247	10,356
Accrued professional fees	762	1,390
Advance receipts from depositary bank	471	471
Deferred Rent-current	758	1,441
Prepaid subscription-current	255	233
Outstanding Reimbursement	3,929	4,474
Other	2,406	3,654
	34,778	46,627